Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Income/(Loss) for the period	$ (3,350)	$ 2,980
Adjustments for:
Depreciation	4,971	2,616
Depreciation of deferred dry-docking costs	2,427	1,769
Payment of deferred dry-docking costs	(1,956)	(537)
Reversal of impairment	0	(1,891)
Provision for staff retirement indemnities	65	32
Gain on derivative financial instruments	(8)	(542)
Gain on sale of vessel	(2,137)	0
Interest expense and finance costs	4,221	2,523
Interest income	(1,005)	(1,433)
Foreign exchange losses/(gains), net	42	(35)
Trade receivables, net	(407)	1,039
Inventories	(159)	400
Prepayments and other assets	181	(1,565)
Trade accounts payable	(1,093)	314
Accrued liabilities and other payables	(179)	2,185
Deferred revenue	(444)	(128)
Net cash generated from operating activities	1,169	7,727
Cash flows from investing activities:
Net Proceeds from sale of vessel	8,362	0
Vessel acquisition	0	(19,634)
Advance for vessel acquisition	0	(10,921)
Improvements	(31)	(61)
Purchases of office furniture and equipment	(10)	(43)
Interest received	931	1,415
Net cash generated from / (used in) investing activities	9,252	(29,244)
Cash flows from financing activities:
Proceeds from loans and financial liabilities	0	25,800
Repayment of long-term debt and financial liabilities	(4,184)	(3,128)
Prepayment of long-term debt	(1,879)	(2,567)
Decrease in restricted cash	1,055	15
Payment of financing costs	0	(377)
Repayment of lease liability - principal	(154)	(170)
Interest paid	(3,769)	(1,493)
Net cash (used in) / generated from financing activities	(8,931)	18,080
Net increase/(decrease) in cash and cash equivalents	1,490	(3,437)
Cash and cash equivalents at the beginning of the period	46,837	74,202
Cash and cash equivalents at the end of the period	$ 48,327	$ 70,765